Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of property and equipment
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Balance as of January 1, 2021	2,987	2,991	14,192	21,757	41,927
Additions and modifications(1)	381	829	5,957	4,092	11,259
Disposals	(540)	(344)	(1,591)	—	(2,475)
Reclassification	(336)	459	(123)	—	—
Effect of translation	(103)	(202)	(819)	(1,173)	(2,297)
Balance as of December 31, 2021	2,389	3,733	17,616	24,676	48,414
Additions and modifications(1)	878	3,051	7,218	7,491	18,638
Disposals	(31)	—	(67)	—	(98)
Reclassification	—	—	—	—	—
Effect of translation	(409)	(582)	(2,559)	(3,781)	(7,331)
Balance as of December 31, 2022	2,827	6,202	22,208	28,386	59,623
Accumulated depreciation
Balance as of January 1, 2021	(1,969)	(1,701)	(9,687)	(8,262)	(21,619)
Depreciation charge	(402)	(834)	(2,804)	(5,405)	(9,445)
Accumulated depreciation on disposals	372	457	1,442	—	2,271
Lease modifications	—	—	—	861	861
Reclassification	152	(174)	40	—	18
Effect of translation	77	117	549	581	1,324
Balance as of December 31, 2021	(1,770)	(2,135)	(10,460)	(12,225)	(26,590)
Depreciation charge	(408)	(899)	(3,667)	(6,480)	(11,454)
Accumulated depreciation on disposals	3	—	50	—	53
Lease modifications	—	—	—	3,444	3,444
Reclassification	—	—	—	—	—
Effect of translation	267	263	1,412	1,480	3,422
Balance as of December 31, 2022	(1,908)	(2,771)	(12,665)	(13,781)	(31,125)
Carrying amount as of December 31, 2021	619	1,598	7,156	12,451	21,824
Carrying amount as of December 31, 2022	919	3,431	9,543	14,605	28,498
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(1)The additions and modifications for the "Right of use of assets - Office and Warehouse" includes additions impact of USD 10,391 thousand and modifications impact of USD (2,900) thousand as of December 31, 2022 (December 31, 2021: additions impact of USD 3,485 thousand and modifications impact of USD 607 thousand).

Schedule of currency translation rates against the Euro for the group's most significant operations
The following tables present currency translation rates against the US dollars for the Group’s most significant operations.

		Year Ended December 31, 2020
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	126.38	131.70
Cameroon	CFA Franc BEAC (XAF)	574.70	534.86
China	Yuan Renminbi (CNY)	6.89	6.53
Ivory Coast	CFA Franc BCEAO (XOF)	574.70	534.86
Egypt	Egyptian Pound (EGP)	15.77	15.71
Germany	Euro (EUR)	0.88	0.82
Ghana	Cedi (Ghana) (GHS)	5.72	5.85
Kenya	Kenyan Shilling (KES)	105.56	108.14
Morocco	Moroccan Dirham (MAD)	9.39	8.80
Nigeria	Naira (NGN)	378.28	382.96
Portugal	Euro (EUR)	0.88	0.82
Rwanda	Rwanda Franc (RWF)	944.47	974.50
Senegal	CFA Franc BCEAO (XOF)	574.70	534.86
South Africa	Rand (ZAR)	16.44	14.65
Tunisia	Tunisian Dinar (TND)	2.78	2.66
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,304.47	2,291.44
Uganda	Uganda Shilling (UGX)	3,692.52	3,629.35
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2021
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.56	138.50
Cameroon	CFA Franc BEAC (XAF)	554.72	578.23
China	Yuan Renminbi (CNY)	6.45	6.36
Ivory Coast	CFA Franc BCEAO (XOF)	554.72	578.23
Egypt	Egyptian Pound (EGP)	15.67	15.68
Ghana	Cedi (Ghana) (GHS)	5.90	6.13
Kenya	Kenyan Shilling (KES)	108.79	112.25
Morocco	Moroccan Dirham (MAD)	8.90	9.16
Nigeria	Naira (NGN)	399.35	410.97
Portugal	Euro (EUR)	0.85	0.88
Rwanda	Rwanda Franc (RWF)	986.02	1,016.15
Senegal	CFA Franc BCEAO (XOF)	554.72	578.23
South Africa	Rand (ZAR)	14.78	15.92
Tunisia	Tunisian Dinar (TND)	2.75	2.87
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,307.88	2,296.51
Uganda	Uganda Shilling (UGX)	3,567.41	3,526.41
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2022
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	141.96	137.36
Cameroon	CFA Franc BEAC (XAF)	623.87	612.84
China	Yuan Renminbi (CNY)	6.73	6.90
Ivory Coast	CFA Franc BCEAO (XOF)	623.87	612.84
Egypt	Egyptian Pound (EGP)	19.20	24.75
Ghana	Cedi (Ghana) (GHS)	8.99	10.20
Kenya	Kenyan Shilling (KES)	117.60	123.50
Morocco	Moroccan Dirham (MAD)	10.13	10.46
Nigeria	Naira (NGN)	423.01	448.08
Portugal	Euro (EUR)	0.95	0.93
Rwanda	Rwanda Franc (RWF)	1,031.64	1,067.00
Senegal	CFA Franc BCEAO (XOF)	623.87	612.84
South Africa	Rand (ZAR)	16.37	17.02
Tunisia	Tunisian Dinar (TND)	3.08	3.11
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,322.97	2,332.45
Uganda	Uganda Shilling (UGX)	3,682.08	3,717.61
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

Schedule of group's geographical distribution of revenue and property, plant and equipment

Revenue	For the year ended December 31,
In thousands of USD	2020	2021	2022
West Africa(1)	72,029	83,364	110,528
North Africa(2)	55,330	60,494	63,148
East and South Africa(3)	30,940	32,080	39,309
Europe(4)	831	329	295
United Arab Emirates	236	1,666	8,576
Others	—	1	26
Total	159,366	177,934	221,882

Property and equipment	As of December 31,
In thousands of USD	2021	2022
West Africa(1)	6,563	12,237
North Africa(2)	8,642	8,973
East and South Africa(3)	4,528	5,812
Europe(4)	1,905	1,209
China	131	163
United Arab Emirates	55	104
Total	21,824	28,498
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(1)West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.
(4)Portugal and Germany